Supplementary Financial Statements Information (Property, Plant and Equipment, Net) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 50,222	$ 43,336
Less accumulated depreciation	19,803	17,936
Fixed assets, net	30,419	25,400
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	863	863
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,444	15,208
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,855	13,911
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	943	881
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,377	5,383
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	396	479
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,718	1,642
Right of use assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 5,626	$ 4,969